Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		39 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Income Statement [Abstract]
REVENUES	$ 0	$ 4,993	$ 0	$ 4,993	$ 10,188
OPERATING EXPENSES
General and administrative	6,063	18,747	12,698	18,747	73,521
Total Operating Expenses	6,063	18,747	12,698	18,747	73,521
LOSS FROM OPERATIONS	(6,063)	(13,754)	(12,698)	(13,754)	(63,333)
PROVISION FOR INCOME TAXES
NET LOSS	$ (6,063)	$ (13,754)	$ (12,698)	$ (13,754)	$ (63,333)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	4,808,000	4,808,000	4,808,000	4,808,000